Shareholder Report, Line Graph (Details) - USD ($)					1 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended		7 Months Ended	9 Months Ended		10 Months Ended	12 Months Ended		13 Months Ended	15 Months Ended		16 Months Ended	18 Months Ended		19 Months Ended	21 Months Ended		22 Months Ended	24 Months Ended		25 Months Ended	27 Months Ended		28 Months Ended	30 Months Ended		31 Months Ended	33 Months Ended		34 Months Ended	36 Months Ended		37 Months Ended	39 Months Ended		40 Months Ended	42 Months Ended		43 Months Ended	45 Months Ended		46 Months Ended	48 Months Ended		49 Months Ended	51 Months Ended		52 Months Ended	54 Months Ended		55 Months Ended	57 Months Ended		58 Months Ended	60 Months Ended		61 Months Ended	63 Months Ended		64 Months Ended	66 Months Ended		67 Months Ended	69 Months Ended		70 Months Ended	72 Months Ended	73 Months Ended	75 Months Ended	76 Months Ended	78 Months Ended	79 Months Ended	81 Months Ended	82 Months Ended	84 Months Ended	85 Months Ended	87 Months Ended	88 Months Ended	90 Months Ended	91 Months Ended	93 Months Ended	94 Months Ended	96 Months Ended	97 Months Ended	99 Months Ended	100 Months Ended	102 Months Ended	103 Months Ended	105 Months Ended	106 Months Ended	108 Months Ended	109 Months Ended	111 Months Ended	114 Months Ended	117 Months Ended	120 Months Ended
	Mar. 31, 2020	Mar. 16, 2020	Nov. 29, 2016	Dec. 31, 2015	Dec. 31, 2016	Jun. 30, 2020	Mar. 31, 2016	Mar. 31, 2017	Sep. 30, 2020	Jun. 30, 2016	Jun. 30, 2017	Dec. 31, 2020	Sep. 30, 2016	Sep. 30, 2017	Mar. 31, 2021	Dec. 31, 2016	Dec. 31, 2017	Jun. 30, 2021	Mar. 31, 2017	Mar. 31, 2018	Sep. 30, 2021	Jun. 30, 2017	Jun. 30, 2018	Dec. 31, 2021	Sep. 30, 2017	Sep. 30, 2018	Mar. 31, 2022	Dec. 31, 2017	Dec. 31, 2018	Jun. 30, 2022	Mar. 31, 2018	Mar. 31, 2019	Sep. 30, 2022	Jun. 30, 2018	Jun. 30, 2019	Dec. 31, 2022	Sep. 30, 2018	Sep. 30, 2019	Mar. 31, 2023	Dec. 31, 2018	Dec. 31, 2019	Jun. 30, 2023	Mar. 31, 2019	Mar. 31, 2020	Sep. 30, 2023	Jun. 30, 2019	Jun. 30, 2020	Dec. 31, 2023	Sep. 30, 2019	Sep. 30, 2020	Mar. 31, 2024	Dec. 31, 2019	Dec. 31, 2020	Jun. 30, 2024	Mar. 31, 2020	Mar. 31, 2021	Sep. 30, 2024	Jun. 30, 2020	Jun. 30, 2021	Dec. 31, 2024	Sep. 30, 2020	Sep. 30, 2021	Mar. 31, 2025	Dec. 31, 2020	Dec. 31, 2021	Jun. 30, 2025	Mar. 31, 2021	Mar. 31, 2022	Sep. 30, 2025	Jun. 30, 2021	Jun. 30, 2022	Dec. 31, 2025	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2023	Jun. 30, 2022	Jun. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Jun. 30, 2023	Jun. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2025	Mar. 31, 2025	Jun. 30, 2025	Sep. 30, 2025	Dec. 31, 2025
C000078270
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 9,984			$ 10,340			$ 10,633			$ 10,711			$ 11,514			$ 11,910			$ 12,200			$ 12,952			$ 12,881			$ 13,186			$ 14,089			$ 12,514			$ 14,074			$ 14,822			$ 15,009			$ 16,206			$ 13,026			$ 15,328			$ 16,721			$ 18,730			$ 19,750			$ 21,412			$ 21,394		$ 23,534		$ 22,241		$ 19,286		$ 18,347		$ 19,967		$ 20,787		$ 22,311		$ 21,929		$ 24,480		$ 27,748		$ 28,998		$ 29,912		$ 30,110		$ 29,057	$ 31,733	$ 33,517	$ 33,951
C000078271
Account Value [Line Items]
Accumulated Value				10,000			9,979			10,325			10,609			10,677			11,469			11,859			12,139			12,880			12,799			13,096			13,983			12,408			13,949			14,685			14,853			16,026			12,873			15,135			16,505			18,470			19,469			21,088			21,052		23,134		21,845		18,927		17,993		19,562		20,352		21,831		21,443		23,911		27,089		28,282		29,153		29,318		28,273	30,848	32,562	32,951
C000177203
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 502,912			$ 541,101			$ 559,948			$ 573,835			$ 609,134			$ 606,066			$ 620,898			$ 663,603			$ 589,488			$ 663,518			$ 699,019			$ 707,826			$ 764,729			$ 614,810			$ 723,894			$ 789,858			$ 885,218			$ 933,675			$ 1,012,131			$ 1,011,554			$ 1,112,636			$ 1,051,806			$ 912,144			$ 867,763		$ 944,850		$ 983,732		$ 1,055,989		$ 1,038,168		$ 1,158,954		$ 1,313,959		$ 1,373,225		$ 1,416,861		$ 1,426,484		$ 1,376,828		$ 1,503,920		$ 1,588,995		$ 1,609,394
C000219317
Account Value [Line Items]
Accumulated Value	$ 10,864	$ 10,000				$ 12,808			$ 14,000			$ 15,709			$ 16,595			$ 18,020			$ 18,030			$ 19,864			$ 18,802			$ 16,328			$ 15,559			$ 16,960			$ 17,685			$ 19,013			$ 18,718			$ 20,929			$ 23,764			$ 24,871			$ 25,697			$ 25,908			$ 25,042			$ 27,388			$ 28,981			$ 29,396
Russell 3000 Index
Account Value [Line Items]
Accumulated Value				10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410			16,364			17,871			20,495			21,796			23,592			23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value				10,000			10,097			10,362			10,818			11,274			11,921			12,280			12,842			13,656			13,568			14,095			15,099			12,940			14,757			15,361			15,540			16,954			13,410			16,364			17,871			20,495			21,796			23,592			23,568		25,754		24,395		20,321		19,413		20,808		22,302		24,172		23,386		26,209		28,835		29,762		31,616		32,448		30,916	34,314	37,120	38,012
Russell 3000 Index
Account Value [Line Items]
Accumulated Value			500,000		508,515			537,720			553,935			579,257			615,967			611,997			635,796			681,090			583,679			665,648			692,907			700,962			764,731			604,904			738,150			806,115			924,466			983,141			1,064,150			1,063,067			1,161,694			1,100,375			916,599			875,677		938,568		1,005,960		1,090,328		1,054,851		1,182,191		1,300,639		1,342,467		1,426,091		1,463,644		1,394,532		1,547,808		1,674,360		1,714,593
Russell 3000 Index
Account Value [Line Items]
Accumulated Value	10,865	10,000				13,259			14,480			16,606			17,659			19,115			19,095			20,867			19,765			16,464			15,729			16,859			18,069			19,585			18,948			21,235			23,362			24,114			25,616			26,290			25,049			27,802			30,075			30,798
S&P 500 Index
Account Value [Line Items]
Accumulated Value				10,000			10,135			10,384			10,784			11,196			11,875			12,242			12,790			13,640			13,537			14,002			15,081			13,042			14,822			15,460			15,723			17,149			13,788			16,620			18,105			20,304			21,558			23,401			23,537		26,132		24,931		20,916		19,895		21,399		23,004		25,015		24,196		27,025		29,878		31,157		32,992		33,786		32,343	35,882	38,797	39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value				$ 10,000			$ 10,135			$ 10,384			$ 10,784			$ 11,196			$ 11,875			$ 12,242			$ 12,790			$ 13,640			$ 13,537			$ 14,002			$ 15,081			$ 13,042			$ 14,822			$ 15,460			$ 15,723			$ 17,149			$ 13,788			$ 16,620			$ 18,105			$ 20,304			$ 21,558			$ 23,401			$ 23,537		$ 26,132		$ 24,931		$ 20,916		$ 19,895		$ 21,399		$ 23,004		$ 25,015		$ 24,196		$ 27,025		$ 29,878		$ 31,157		$ 32,992		$ 33,786		$ 32,343	$ 35,882	$ 38,797	$ 39,827
S&P 500 Index
Account Value [Line Items]
Accumulated Value			$ 500,000		$ 508,640			$ 539,495			$ 556,155			$ 581,073			$ 619,684			$ 614,980			$ 636,097			$ 685,145			$ 592,515			$ 673,381			$ 702,362			$ 714,290			$ 779,076			$ 626,393			$ 755,075			$ 822,499			$ 922,417			$ 979,376			$ 1,063,101			$ 1,069,289			$ 1,187,201			$ 1,132,607			$ 950,245			$ 903,848		$ 972,188		$ 1,045,074		$ 1,136,436		$ 1,099,236		$ 1,227,754		$ 1,357,354		$ 1,415,501		$ 1,498,825		$ 1,534,934		$ 1,469,359		$ 1,630,142		$ 1,762,584		$ 1,809,380
S&P 500 Index
Account Value [Line Items]
Accumulated Value	$ 10,839	$ 10,000				$ 13,066			$ 14,233			$ 15,962			$ 16,947			$ 18,396			$ 18,503			$ 20,544			$ 19,599			$ 16,443			$ 15,640			$ 16,823			$ 18,084			$ 19,665			$ 19,021			$ 21,245			$ 23,488			$ 24,494			$ 25,936			$ 26,561			$ 25,426			$ 28,208			$ 30,500			$ 31,310